ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2024	2023
Trade payables	$183,717	$638,671
Accrued liabilities	44,981	37,934
	$228,698	$676,605